Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

15. Intangible assets

Computer
software
Cost
Balance at January 1, 2019	688
Additions	83
Balance at December 31, 2019	771
Amortization
Balance at January 1, 2019	199
Amortization for the year	236
Balance at December 31, 2019	435
Carrying amounts
Balance at December 31, 2019	336
Cost
Balance at January 1, 2020	771
Balance at December 31, 2020	771
Amortization
Balance at January 1, 2020	435
Amortization for the year	260
Balance at December 31, 2020	695
Carrying amounts
Balance at December 31, 2020	76